Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan

12. Employee Benefit Plan

Nauticus offers a 401(k) plan which permits eligible employees to contribute portions of their compensation to an investment trust. The Company makes contributions to the plan totaling 3% of employees’ gross salaries and such contributions vest immediately. The 401(k) plan provides several investment options, for which the employee has sole investment discretion. The Company’s cost for the 401(k) plan was $367,796 and $210,945 at December 31, 2022 and 2021, respectively.